Events after the reporting period (Details) - EUR (€) € in Thousands	Nov. 24, 2023	May 04, 2024
Borrowing modification
Disclosure of non-adjusting events after reporting period [line items]
Borrowings modification, reduction in interest rate		1.00%
Senior Security Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity period	7 years
Notional amount	€ 610,000
Senior Secured Revolving Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	€ 97,500
Euribor | Senior Security Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis	5.00%
Euribor | Senior Security Term Loan | Borrowing modification
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis		4.00%
Euribor | Senior Secured Revolving Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis	4.50%
Euribor | Senior Secured Revolving Facility | Borrowing modification
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis		3.50%